Other income (Tables)	6 Months Ended
Jun. 30, 2026
Other Income
Schedule of other income
	For the six months ended June 30,
	2025	2026	2026
	S$’000	S$’000	US$’000

Government grants	20	22	17
Others	25	36	28
	45	58	45